Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	751,931,629.35	35,667
Yield Supplement Overcollateralization Amount 04/30/24	75,427,513.91	0
Receivables Balance 04/30/24	827,359,143.26	35,667
Principal Payments	33,880,044.93	725
Defaulted Receivables	908,124.67	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	71,224,672.70	0
Pool Balance at 05/31/24	721,346,300.96	34,913

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.12%
Prepayment ABS Speed	1.76%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	9,152,265.07	338
Past Due 61-90 days	1,922,348.32	84
Past Due 91-120 days	732,032.28	29
Past Due 121+ days	0.00	0
Total	11,806,645.67	451

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	1,003,079.27
Aggregate Net Losses/(Gains) - May 2024	(94,954.60)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.14%
Prior Net Losses/(Gains) Ratio	0.31%
Second Prior Net Losses/(Gains) Ratio	0.82%
Third Prior Net Losses/(Gains) Ratio	0.58%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	8,295,482.46
Actual Overcollateralization	8,295,482.46
Weighted Average Contract Rate	5.96%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	50.92

Flow of Funds	$ Amount
Collections	38,947,693.87
Investment Earnings on Cash Accounts	16,962.46
Servicing Fee	(689,465.95)
Transfer to Collection Account	-
Available Funds	38,275,190.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,158,710.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,288,114.65
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,295,482.46
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,671,663.16

Total Distributions of Available Funds	38,275,190.38

Servicing Fee	689,465.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	743,284,415.61
Principal Paid	30,233,597.11
Note Balance @ 06/17/24	713,050,818.50

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2a
Note Balance @ 05/15/24	174,683,816.40
Principal Paid	17,834,199.09
Note Balance @ 06/17/24	156,849,617.31
Note Factor @ 06/17/24	70.8124683%

Class A-2b
Note Balance @ 05/15/24	121,450,599.21
Principal Paid	12,399,398.02
Note Balance @ 06/17/24	109,051,201.19
Note Factor @ 06/17/24	70.8124683%

Class A-3
Note Balance @ 05/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	316,300,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-4
Note Balance @ 05/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	84,000,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	31,200,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	15,650,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,369,930.11
Total Principal Paid	30,233,597.11
Total Paid	33,603,527.22

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	810,824.05
Principal Paid	17,834,199.09
Total Paid to A-2a Holders	18,645,023.14

Class A-2b
SOFR Rate	5.32371%
Coupon	5.73371%
Interest Paid	638,332.31
Principal Paid	12,399,398.02
Total Paid to A-2b Holders	13,037,730.33

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2442167
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.1057493
Total Distribution Amount	32.3499660

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.6606052
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	80.5155715
Total A-2a Distribution Amount	84.1761767

A-2b Interest Distribution Amount	4.1450150
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	80.5155716
Total A-2b Distribution Amount	84.6605866

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	207.98
Noteholders' Third Priority Principal Distributable Amount	517.64
Noteholders' Principal Distributable Amount	274.38

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	2,603,351.22
Investment Earnings	11,597.33
Investment Earnings Paid	(11,597.33)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,494,313.49	5,333,191.96	4,901,671.64
Number of Extensions	157	170	157
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.62%	0.55%